Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2015
Prepayments and Other Receivables [Abstract]
Prepayments and Other Receivables

(6) Prepayments and Other Receivables

Prepayments and other receivables consisted of the following:

	December 31,2015		December 31,2014
	RMB	US$	RMB
Lease prepayments, current portion	524	81	524
Other receivables	19,810	3,058	18,248
	20,334	3,139	18,772